CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2009	$ 3,060	$ 0	$ 14,731,868	$ (17,920,935)	$ (3,186,007)
Balance (in shares) at Sep. 30, 2009	3,059,681	0
Options for Services			503,817		503,817
Convert the August 2008 12% Promissory Notes to Common Stock	839		1,677,199		1,678,038
Convert the August 2008 12% Promissory Notes to Common Stock (in shares)	839,003
Issuance of Common Stock- Private Placement	695		1,389,880		1,390,575
Issuance of Common Stock- Private Placement (in shares)	695,288
Issuance of October & November 2009 Post-Maturity Warrants			100,619		100,619
Issuance of Options- Directors			5,609,974		5,609,974
Issuance of Warrants- Directors			901,316		901,316
Issuance of Common Stock- Convertible Note	232		463,422		463,654
Issuance of Common Stock- Convertible Note (in shares)	231,827
Issuance of Common Stock- March 2010 Private Placement	60		299,940		300,000
Issuance of Common Stock- March 2010 Private Placement (in shares)	60,000
Issuance of Common Stock- April 2010 Private Placement	20		99,980		100,000
Issuance of Common Stock- April 2010 Private Placement (in shares)	20,000
Issuance of Common Stock- June 2010 Private Placement	60		299,940		300,000
Issuance of Common Stock- June 2010 Private Placement ( in shares)	60,000
Issuance of Common Stock- Compensation for Officer	140		699,860		700,000
Issuance of Common Stock- Compensation for Officer (in shares)	140,000
Issuance of Warrants- Officer			699,998		699,998
Issuance of Common Stock- Conversion of Debt	465		2,327,557		2,328,022
Issuance of Common Stock- Conversion of Debt (in shares)	465,605
Issuance of Common Stock- July 2010 Private Placement	1,400		6,998,600		7,000,000
Issuance of Common Stock- July 2010 Private Placement (in shares)	1,400,000
Issuance of Common Stock- Patterson Investment	50		249,950		250,000
Issuance of Common Stock- Patterson Investment (in shares)	50,000
Net loss				(15,789,559)	(15,789,559)
Balance at Sep. 30, 2010	7,021	0	37,053,920	(33,710,494)	3,350,447
Balance (in shares) at Sep. 30, 2010	7,021,404	0
Options for Services			723,637		723,637
Issuance of Options - Officers			1,249,997		1,249,997
Issuance of Warrants - Consultant			25,000		25,000
Issuance of Warrants- Officer			4,202,406		4,202,406
Issuance of Warrants - Line of Credit			974,985		974,985
Issuance of Warrants - Line of Credit Draw			2,924,881		2,924,881
Issuance of Common Stock- Conversion of Debt	80		397,932		398,012
Issuance of Common Stock- Conversion of Debt (in shares)	79,602
Issuance of Common Stock - November 2010 Private Placement	33		199,966		199,999
Issuance of Common Stock - November 2010 Private Placement (in shares)	33,329
Issuance of Common Stock - February 2011 Private Placement	143		999,857		1,000,000
Issuance of Common Stock - February 2011 Private Placement (in shares)	142,857
Net loss				(19,102,004)	(19,102,004)
Balance at Sep. 30, 2011	$ 7,277	$ 0	$ 48,752,581	$ (52,812,498)	$ (4,052,640)
Balance (in shares) at Sep. 30, 2011	7,277,192	0